FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
5.	Fair Value Measurements

Fair value is defined under the standard as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. The standard also establishes a three-level hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value

The Company had no financial assets or liabilities measured at fair value on a recurring basis at December 31, 2014. Financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2013, by level within the fair value hierarchy, are as follows:

	Level 1	Level 2	Level 3	Total
Derivative liability	—	—	5,859	5,859

Total fair value	$—	$—	$5,859	$5,859

The derivative liability at December 31, 2013 represents the fair value of embedded conversion options associated with certain of the Company’s convertible notes, primarily the 8% senior convertible debentures as more fully described below. Additionally, these notes were all converted to common stock in 2014 as more fully described in Note 8.

The following table summarizes the changes in the fair value of the Company’s Level 3 financial liabilities from January 1, 2013 to December 31, 2014:

	Warrant	Derivative
	Liability	Liability	Total
January 1, 2013	$233	$27	$260
Issuance of convertible notes	—	8,582	8,582
Reclass to additional paid in capital	—	(2,712)	(2,712)
Change in fair value	(233)	(38)	(271)
December 31, 2013	—	5,859	5,859
Conversion of 8% senior convertible debentures to common stock	—	(5,542)	(5,542)
Change in fair value	—	(317)	(317)
December 31, 2014	$—	$—	$—

The changes in fair value for all periods presented have been recorded in the accompanying consolidated statements of operations as a component of other income (expense).

The fair value of the warrants at December 31, 2013 was determined using the Black-Scholes model with the following assumptions:

2013
Annualized volatility	331% - 335%
Contractual life (years)	.04
Expected dividends	0%
Risk-free investment rate	0.62 - 0.91%

Derivative liability

For certain convertible debt obligations, the Company recorded a related derivative liability representing the estimated fair value of embedded conversion options and remeasured the fair value at each reporting date.

The fair values of the derivative liability measured at each reporting date and at conversion during 2014, and at December 31, 2013, were determined using the Black-Scholes model with the following assumptions:

	2014	2013
Annualized volatility	78% - 138%	316% - 368%
Contractual life (years)	0.08 – 0.67	0.03 - 0.93
Expected dividends	0%	0%
Risk-free investment rate	0.02% - 0.90%	0.01 - 0.12%